Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - Non-capital loss carry-forward [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Deferred tax assets	$ 253	$ 338
2036 [Member]
Statement [Line Items]
Deferred tax assets	112
2037 [Member]
Statement [Line Items]
Deferred tax assets	$ 141